Interest expense	12 Months Ended
Dec. 31, 2023
Interest Expense [Abstract]
Interest expense	Interest expense
Interest expense consists of the following:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021

Cash and payment-in-kind interest on debt facilities (a)	(54)	(95)	—	(25)
Interest on SFL leases (b)	—	—	(7)	(84)
Other	(5)	(3)	—	—
Interest expense	(59)	(98)	(7)	(109)
(a) Cash and payment-in-kind interest on debt facilities
We incur cash and payment-in-kind interest on our debt facilities. This is summarized in the table below. Please refer to Note 20 – "Debt" for more information on these debt facilities.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021

$575 million secured bond in issue	(21)	—	—	—
Post-emergence first lien senior secured	(12)	(14)	—	—
Post-emergence second lien senior secured	(16)	(78)	—	—
Post-emergence unsecured senior convertible bond	(5)	(3)	—	—
Pre-filing senior credit facilities	—	—	—	(25)
Cash and payment-in-kind interest	(54)	(95)	—	(25)
(b) Interest on SFL leases
Interest on SFL leases reflects the cost incurred on capital lease agreements between Seadrill and SFL for the West Taurus, West Linus and West Hercules. During the reorganization, the West Taurus lease was rejected and the West Linus and West Hercules were modified to operating leases, resulting in no further expense being recorded through this line item for the Successor.
For information on our debt facilities please refer to Note 20 – "Debt".